Note 23 - Other liabilities (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Overfunded Plan	$ 13.5	$ 15.8
Net post employment benefits funded exposed as liabilities	$ 2.5	$ 5.0
Post-employment benefits
Disclosure of defined benefit plans [line items]
Weighted average duration of liabilities related to post-employment benefits	7 years	6 years
Post-employment benefits | Unfunded
Disclosure of defined benefit plans [line items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	$ (1.6)	$ (0.6)
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ (5.9)	(8.3)
Post-employment benefits | Unfunded | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 6.6
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	5.7
Post-employment benefits | Unfunded | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	4.3
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	4.8
Post-employment benefits | Funded
Disclosure of defined benefit plans [line items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	0.1	0.9
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ 0.1	$ 1.3
Post-employment benefits | Funded | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 8.8
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	7.4
Post-employment benefits | Funded | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	0.6
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 0.7